Trade payables and other current liabilities (Tables)	6 Months Ended
Jun. 30, 2022
Subclassifications of assets, liabilities and equities [abstract]
Disclosure of Trade and Other Payables

	As of
(in thousands of euros)	June 30, 2022	December 31, 2021
Accrued expenses - clinical trials	3,724	1,486
Other trade payables	5,520	4,996
Total trade and other payables	9,244	6,482

Disclosure of Other Current Liabilities	OTHER CURRENT LIABILITIES

	As of
(in thousands of euros)	June 30, 2022	December 31, 2021
Tax liabilities	341	258
Payroll tax and other payroll liabilities	5,782	4,820
Other payables	1,247	453
Other current liabilities	7,370	5,531

Disclosure of Deferred Income and Contract Liabilities	DEFERRED REVENUES AND CONTRACT LIABILITIES

	As of
(in thousands of euros)	June 30, 2022	December 31, 2021
Deferred revenues and contract liabilities	16,684	16,518
Deferred revenues and contract liabilities	16,684	16,518